CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
Net income (loss) for the year	$ (42,241)	$ 334
Other comprehensive income (loss) ("OCI"), net of tax
Foreign currency translation	(4,801)	(7,057)
Change in fair value of financial assets designated as fair value through OCI	(246)	1
Total other comprehensive (loss), net of tax	(5,047)	(7,056)
Total comprehensive income (loss) for the year	$ (47,288)	$ (6,722)